Summary of significant accounting policies (Effect of change in estimate) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effect of change in estimate:
Gross profit	$ 280,035,282	$ 199,731,397	$ 115,519,289
Net income	156,997,595	102,297,870	51,140,211
Basic	$ 1.09	$ 0.68	$ 0.34
Diluted	$ 1.08	$ 0.68	$ 0.33
Certain Real Estate Development Projects [Member]
Effect of change in estimate:
Percentage completion	70.70%
Contracts Accounted for under Percentage of Completion [Member] | Certain Real Estate Development Projects [Member]
Effect of change in estimate:
Gross profit	19,900,000	11,200,000	11,700,000
Net income	14,900,000	8,400,000	9,700,000
Basic	$ 0.10	$ 0.06	$ 0.06
Diluted	$ 0.10	$ 0.06	$ 0.06
Contracts Accounted for under Percentage of Completion [Member] | Kunshan International City Garden [Member]
Effect of change in estimate:
Contracted sales	(2,600,000)	(4,000,000)	(42,800,000)
Revenue	(2,500,000)	(3,600,000)	(31,500,000)
Net income			$ (5,500,000)
Basic			$ (0.04)
Diluted			$ (0.04)
Number of units	17	28	348
Contracts Accounted for under Percentage of Completion [Member] | Sales [Member]
Effect of change in estimate:
Percentage of revenue			12.00%